Accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting policies [Abstract]
Application of new and revised International Financial Reporting Standards (IFRSs) and Standards, amendments and interpretations in issue but not yet effective:
In the year ended December 31, 2021, the Group has applied the below amendments to IFRS and interpretations issued by the Board that are effective for the annual period that begins on or after January 1, 2021:

AIP (2018-2020 cycle) IFRS 1 First-time Adoption of International Financial Reporting Standards – Subsidiary as a First-time Adopter	The amendment permits a subsidiary that applies paragraph D16(a) of IFRS 1 to measure cumulative translation differences using the amounts reported by its parent, based on the parent’s date of transition to IFRS.
AIP (2018-2020 cycle) IFRS 9 Financial Instruments	The amendment clarifies which fees an entity included when it applies the ’10 per cent’ test in paragraph B.3.3.6 of IFRS 9 in assessing whether to derecognise a financial liability. An entity includes only fees paid or received between the entity (the borrower) and the lender, including fees paid or received by either the entity or the lender on the other’s behalf.
Amendments to IFRS 4 Insurance Contracts – deferral of IFRS 9 (issued on June 25, 2020)	These amendments defer the date of application of IFRS 17 by two years to January, 1 2023 and change the fixed date of the temporary exemption in IFRS 4 from applying IFRS 9, Financial instrument until January 1, 2023.
Amendments to IFRS 7, IFRS 4 and IFRS 16 Interest rate benchmark reform – Phase 2	The Phase 2 amendments address issues that arise from the implementation of the reforms, including the replacement of one benchmark with an alternative one. The Phase 2 amendments provide additional temporary reliefs from applying specific IAS 39 and IFRS 9 hedge accounting requirements to hedging relationships directly affected by IBOR reform.

Amendment to IFRS 16, ‘Leases’ – COVID-19 related rent concessions Extension of the practical expedient	As a result of the coronavirus (COVID-19) pandemic, rent concessions have been granted to lessees. In May 2020, the IASB published an amendment to IFRS 16 that provided an optional practical expedient for lessees from assessing whether a rent concession related to COVID-19 is a lease modification. On March 31, 2021, the IASB published an additional amendment to extend the date of the practical expedient from June 30, 2021 to June 30, 2022. Lessees can select to account for such rent concessions in the same way as they would if they were not lease modifications. In many cases, this will result in accounting for the concession as variable lease payments in the period(s) in which the event or condition that triggers the reduced payment occurs.
The adoption of the following mentioned standards, amendments and interpretations in future years are not expected to have a material impact on the Group’s financial statements:

Effective date
periods beginning on or after
Amendments to IFRS 3 – Reference to the Conceptual Framework	January 1, 2022
Amendments to IAS 16 – Property, Plant and Equipment: Proceeds before Intended Use	January 1, 2022
Amendments to IAS 37 – Onerous Contracts – Cost of Fulfilling a Contract	January 1, 2022
IFRS 17 Insurance Contracts	January 1, 2023
Classification of Liabilities as Current or Non-current – Amendments to IAS 1	January 1, 2024
Definition of Accounting Estimates – Amendments to IAS 8	January 1, 2023
Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2	January 1, 2023
Deferred Tax relates to Assets and Liabilities arising from a Single Translation – Amendments to IAS 12	January 1, 2023

Disclosure of intangible assets material to entity	The amortization expense on intangible assets with finite lives is recognised in profit or loss in the expense category consistent with the function of the intangible assets.

Computer software	4 years on a straight line basis
Patents	Over the term of the patent on a straight line basis
Acquired IP	8 years from the acquisition date/date the asset is brought into use on a straight line basis

Disclosure of detailed information about property, plant and equipment
Depreciation is provided at rates calculated to write off the cost of assets, less their estimated residual value on a straight line basis, over their expected lives:

Assets under construction	Not depreciated
Plant and equipment	4 years
Fixture and fittings	5 years
Leasehold improvements	Over the term of the lease or to the first-break clause, whichever is earlier
Computer equipment	4 years

	Assets under construction	Plant and equipment	Fixtures and fittings	Leasehold improvements	Computer equipment	Total
	£’000	£’000	£’000	£’000	£’000	£’000
Cost
At January 1, 2020	165	1,081	128	1,140	164	2,678
Additions	1,973	812	7	—	183	2,975
Reclassification of assets under construction	(165)	165	—	—	—	—
At December 31, 2020	1,973	2,058	135	1,140	347	5,653

Additions	631	3,703	189	228	432	5,183
Acquired on acquisition of subsidiary	—	348	25	—	—	373
Reclassification of assets under construction	(1,967)	—	—	1,967	—	—
Foreign currency translation	—	(1)	(4)	—	—	(5)
At December 31, 2021	637	6,108	345	3,335	779	11,204

Accumulated Depreciation
At January 1, 2020	—	206	31	149	45	431
Depreciation charge- R&D expenses	—	311	—	—	—	311
Depreciation charge- G&A expenses	—	—	25	213	54	292
At December 31, 2020	—	517	56	362	99	1,034

Depreciation charge- R&D expenses	—	786	—	—	—	786
Depreciation charge- G&A expenses	—	—	46	467	133	646
Foreign currency translation	—	(2)	—	—	—	(2)
At December 31, 2021	—	1,301	102	829	232	2,464

Carrying value
At December 31, 2021	637	4,807	243	2,506	547	8,740
At December 31, 2020	1,973	1,541	79	778	248	4,619